Consolidated Statements of Operations - EUR (€) € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales		€ 6,794,752	€ 6,287,375	€ 5,856,277
Cost of sales		(3,750,272)	(3,391,631)	(3,259,903)
Gross profit		3,044,480	2,895,744	2,596,374
Other income		93,777	83,200	81,006
Research and development costs		(1,105,763)	(1,068,077)	(1,074,035)
Selling, general and administrative costs		(374,760)	(345,732)	(321,110)
Income from operations		1,657,734	1,565,135	1,282,235
Interest and other, net		33,644	(16,515)	(8,600)
Income before income taxes		1,691,378	1,548,620	1,273,635
Provision for income taxes		(219,484)	(161,446)	(76,995)
Net income		€ 1,471,894	€ 1,387,174	€ 1,196,640
Basic net income per ordinary share (in EUR per share)		€ 3.46	€ 3.22	€ 2.74
Diluted net income per ordinary share (in EUR per share)	[1]	€ 3.44	€ 3.21	€ 2.72
Number of ordinary shares used in computing per share amounts
Basic		425,598	430,639	437,142
Diluted	[1]	427,684	432,644	439,693
System Sales [Member]
Net sales			€ 4,237,183	€ 4,242,790
Cost of sales		€ (2,389,160)	(2,212,965)	(2,335,512)
Service and Field Option Sales [Member]
Net sales		2,223,634	2,050,192	1,613,487
Cost of sales		€ (1,361,112)	€ (1,178,666)	€ (924,391)

[1]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.